BANK CREDIT AND LOANS	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
BANK CREDIT AND LOANS

NOTE 9:-	BANK CREDIT AND LOANS

A.	LOANS AND CONVERTIBLE NOTE FROM SHAREHOLDERS

	December 31,
	2015	2014

Loan in U.S. dollars from shareholders	$-	$5,120
Convertible note from shareholders	3,090	3,000
Less: Beneficial Conversion Feature	(1,456)	-

	$1,634	$8,120

In December 2007, the Company issued a convertible note in the amount of $3,000 to its then controlling shareholder, and warrants to purchase up to an aggregate of 1,578,947 Ordinary shares at an exercise price of $2.38 per share, exercisable for a period of five years. The convertible note had interest at the rate of six-month LIBOR+3.5% and had a conversion price of $2.09 per share. The principal was due on December 2010. In October 2010, the maturity date of the convertible note was extended to October 2012 and the expiration date of the warrants was extended to October 2014 therefore was expired. The transaction was accounted for as a modification of debt accordance with ASC 470-50, "Debt". As a result, the Company recorded a discount on the convertible note of $451. Due to the modification, the discount was amortized over the term of the extended note using the interest method.

In July 2008, the Company entered into a $1,500 loan agreement with its then controlling shareholder. The loan bears interest of LIBOR+3% payable at the beginning of each quarter. In September 2012, an amendment to the finance agreement was signed, according to which, the then controlling shareholder agreed to lend to the Company $1,148 in addition to the then remaining unpaid loan amount of $352.

The loan bears interest of LIBOR+3% which was to be payable in two equal installments of $750 each, in December 2012 and February 2013. During March 2013, $350 of the open balance due was repaid.  In August 2013, the Company and the then controlling shareholder agreed on a second amendment to the loan agreement whereby an additional $350 was provided to the Company to be repaid on December 31, 2013, and the remaining $1,150 to be repaid according to a standstill agreement. The Company repaid the $350 in February 2014.

In February 2012, the Company entered into a $3,000 loan agreement with an entity affiliated with its then controlling shareholder and another shareholder. The then controlling shareholder provided $2,700 and the other shareholder provided $300. Of such amount, $1,700 was used to repay in full an outstanding amount due. The loan bears interest at the rate of the greater of three months LIBOR+5% per annum, or 7% per annum. In March 2014, $30 was repaid to the other shareholder. As of December 31, 2014, the principal of the loan is $2,970. Interest is payable quarterly in arrears. The principal of the loan should have been repaid on February 28, 2014.

The loan provided by the then controlling shareholder is secured by a floating charge over all of the Company's assets that are subordinated to the specific and floating charges over the Company's assets that were granted to certain banks and financing institutes.

According to the standstill agreement the principal amounts of the Debt bears additional default interest rate of 5%.

As part of this loan agreement, the Company issued 1,200,000 warrants at an exercise price of $2.50 per share, exercisable for a period of three years. In September 2014, 120,000 warrants were exercised (see Note 12(b)). The transaction was accounted for as a Debt Instruments with Detachable Warrants in accordance with ASC 470-20. The total amount of discount on the loan as a result of the allocated proceeds attributable to the warrants feature amounting to $708, was amortized over the term of the loan using the effective interest method pursuant to ASC 835.

In August 2013, the Company and the then controlling shareholder agreed on an additional short-term loan of up to $1,000 (the "Loan"). The Loan bears an interest rate of LIBOR+3.5%, and was to be repaid by the Company by December 31, 2013. In September 2013, the then controlling shareholder provided the Company with $850 under the Loan. In February 2014, the Company repaid the $850 provided under this Loan.

In April 2014 the Company and the then controlling shareholder agreed on an additional short-term loan in the amount of up to $1,000. The loan bears an interest rate of LIBOR+3.5%, and was to be repaid by the Company by December 31, 2014.

In February 2013, the Company entered into a "standstill agreement" with its then controlling shareholder and another shareholder (the "parties"), according to which those shareholders would not take any action, or otherwise exercise their rights, with respect to the collection of the Debt until January 31, 2014. According to the standstill agreement, all remaining balances of unpaid loans bears additional default interest rate as originally agreed in the loan agreements.

In April 2014, the agreement was extended to January 31, 2015.

On April 27, 2015, a second amendment was approved by the parties as follows: the termination of the forbearance period was extended to the earlier of (i) August 31, 2016, or (ii) 30 days after the closing of the Offering resulting in the repayment of at least $7,500 of the Debt. Pursuant to such amendment, the default interest payable, as of and after February 1, 2015, on all outstanding principal amounts is Libor + 9%.

Following the closing of the Offering, the forbearance period was extended to August 31, 2016.

In April 2015, the Company's shareholders approved an outline for the repayment of the Debt, according to which, the Company would offer new Ordinary shares in the Offering. It was agreed that if the net proceeds of the Offering were insufficient to repay the Debt in full, the lenders would be entitled to convert some or all of the remaining Debt into Ordinary shares.

Under the terms of the outline the terms of the conversion were: (i) the minimum amount to be converted at any one time is $300 of Debt; (ii) the share issue price will be the lower of $1.00 or 15% below the preceding 7 days VWAP (volume weighted average price); and (iii) any unconverted Debt would continue to be subject to the terms of the extended standstill agreement. The Company accounted for the modification in accordance with ASC 470-50, noting the debt is considered "substantially different" and applied extinguishment accounting. Accordingly, the original debt was derecognized and the new debt was recorded at fair value, with the difference recognized as an extinguishment loss of approximately $84 with related parties in additional paid-in-capital under ASC 470-50-40-2. In addition, the above terms represented contingent conversion option, and therefore, the Company measured the contingent Beneficial Conversion Feature ("BCF") in accordance with the guidance of ASC 470-20-30-5 by using the most favorable conversion price that would be in effect at the conversion date, assuming there are no changes to the current circumstances except for the passage of time, hence used $1.00 to calculate the BCF. Accordingly, the outline resulted in a BCF in the amount of approximately $8,204, recorded as a discount to the debt with corresponding adjustment to additional paid-in-capital. Such BCF non-cash expenses are amortized through August 31, 2016, the contractual term of the debt in financial expenses, net.

In August 2015, following the Offering, the Company repaid $5,090 of the total Debt of $8,120 and $1,825 of accrued interest and its withholding taxes ($600) to the Lenders. The Company treated the repayment as extinguishment in accordance with the original terms of the debt with any gain or loss on the extinguishment recorded in additional paid-in-capital according with ASC 470-40-50-2. In effect, the contingent BCF is resolved and the only remaining BCF provided to the Lenders is of the remaining $3,090 principal amount.

As of December 31, 2015, the outstanding principal of the convertible loans amounted to $3,090, with remaining discount of $1,540. As of December 31, 2015, accrued interest amounted to $115 and included other accrued payables. Through December 31, 2015, the Company recorded discount amortization expenses in the amount of $2,684 in financial expenses, net.

B.	BANK CREDIT

	December 31,
	2015	2014

Bank Credit	$2,416	$1,589

The Company has an annual line of bank credit of $750 out of which $744 was fully utilized as of December 31, 2015, and a line of credit for customers guarantees of approximately $623, out of which $386 was utilized as of December 31, 2015. In addition, the Company may secure borrowing with one of its banks against specific accounts receivables of up to $2,250. As of December 31, 2015, the Company secured borrowings against specific accounts receivables in the amount of $1,672 (see also Note 11f).

The annual average interest rate on the lines of credit is 3.5% at December 31, 2015.

The guarantees are secured by a first priority floating charge on all of the Company's assets and by a fixed charge on goodwill (intangible assets), unpaid share capital and insurance rights (rights to proceeds on insured assets in the event of loss).

The agreements with the banks prohibit the Company from: (i) selling or otherwise transferring any assets except in the ordinary course of business, (ii) placing a lien on the Company's assets without the bank's consent, or (iii) declaring dividend to its shareholders.